EQUITY (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 06, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 ₪ / shares	Apr. 30, 2016 shares	Dec. 31, 2015 ₪ / shares	Oct. 02, 2014 USD ($)	Dec. 31, 2013 USD ($)
Common stock
Purchase of treasury shares		$ 0	$ 439	$ 500
Treasury Stock Shares Acquired | shares		0	7,700,000	8,700,000
Stock Repurchase Program, Authorized Amount		$ 2,100						$ 3,000
Ordinary shares price per share | ₪ / shares					₪ 0.10		₪ 0.10
Ordinary shares issuance ADSs | shares		5,400,000
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs ADSs	$ 329	$ 329	$ 3,291
Aggregate Proceeds From Issuance Of Preferred Stock And Preference Stock	$ 3,620
Convertible Preferred Stock Terms Of Conversion		13.3333 and 16.0000
Convertible Preferred Stock Shares Issued Upon Conversion | shares		337,500
Preferred Stock Dividend Rate Per Dollar Amount | $ / shares		$ 1,000
Share Price | $ / shares		$ 62.5
Equivalent Share Units Approval For Grant | shares		77,000,000				33,300,000
Equivalent Share Units Remained Available For Future Awards | shares		56,100,000
Adss Offering | shares		54,000,000
Shares Transferred To Allergan | shares		100,300,000
Convertible Preferred Shares Rate		7.00%
Accrued Dividednds Payable		$ 11
Dividend Mandatory Convertible Preferred Shares | $ / shares		$ 71.56
Treasury stock
Treasury stock, value			$ (439)	$ (500)
Retained earnings
Dividends declared and paid | $ / shares		1.36	$ 1.36	$ 1.34
Additional dividends declared | $ / shares		$ 0.34
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Currency translation adjustment, net of tax		$ (2,769)	$ (2,384)	$ (1,283)					$ 151
Unrealized gain (loss) from available-for-sale securities, net of tax		(7)	312	(7)					5
Unrealized loss from cash flow hedge		(302)	175	40					(197)
Accumulated Other Comprehensive Income Loss Other Adjustments		(81)	(58)	(93)					(50)
Comprehensive income attributable to Teva		$ (3,159)	$ (1,955)	$ (1,343)					$ (91)